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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


/s/ Yedi Wong              San Francisco, CA               May 16, 2011
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $1,002,778
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
A H BELO CORP                 COM CL A       001282102     7,524    900,000   SH          SOLE     NONE    900,000
AGNICO EAGLE MINES LTD        COM            008474108    11,611    175,000   SH          SOLE     NONE    175,000
AMDOCS LTD                    ORD            G02602103     5,770    200,000   SH          SOLE     NONE    200,000
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106     4,767    300,000   SH          SOLE     NONE    300,000
ANADARKO PETE CORP            COM            032511107    12,288    150,000   SH          SOLE     NONE    150,000
ANNTAYLOR STORES CORP         COM            036115103     7,278    250,000   SH          SOLE     NONE    250,000
AVIAT NETWORKS INC            COM            05366Y102     5,170  1,000,000   SH          SOLE     NONE  1,000,000
BP PLC                        SPONSORED ADR  055622104     5,518    125,000   SH          SOLE     NONE    125,000
BABCOCK & WILCOX CO NEW       COM            05615F102    10,014    300,000   SH          SOLE     NONE    300,000
BARRICK GOLD CORP             COM            067901108    10,122    195,000   SH          SOLE     NONE    195,000
CKX INC                       COM            12562M106     2,110    500,000   SH          SOLE     NONE    500,000
CANADIAN NAT RES LTD          COM            136385101    11,863    240,000   SH          SOLE     NONE    240,000
CHINA-BIOTICS INC             COM            16937B109       803      1,000   SH    PUT   SOLE     NONE      1,000
CHRISTOPHER & BANKS CORP      COM            171046105     1,296    200,000   SH          SOLE     NONE    200,000
CINCINNATI BELL INC NEW       COM            171871106     6,834  2,550,000   SH          SOLE     NONE  2,550,000
CITIGROUP INC                 COM            172967101    14,144  3,200,000   SH          SOLE     NONE  3,200,000
CITRIX SYS INC                COM            177376100     5,142     70,000   SH          SOLE     NONE     70,000
CLEARWIRE CORP NEW            CL A           18538Q105     5,590  1,000,000   SH          SOLE     NONE  1,000,000
CLEARWATER PAPER CORP         COM            18538R103    24,420    300,000   SH          SOLE     NONE    300,000
DEX ONE CORP                  COM            25212W100     8,959  1,851,100   SH          SOLE     NONE  1,851,100
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302    35,210  1,000,000   SH          SOLE     NONE  1,000,000
DISH NETWORK CORP             CL A           25470M109     3,045    125,000   SH          SOLE     NONE    125,000
DRUGSTORE COM INC             COM            262241102    11,550  3,000,000   SH          SOLE     NONE  3,000,000
E M C CORP MASS               COM            268648102     7,171    270,000   SH          SOLE     NONE    270,000
E TRADE FINANCIAL CORP        COM NEW        269246401    21,882  1,400,000   SH          SOLE     NONE  1,400,000
E TRADE FINANCIAL CORP        COM NEW        269246401     7,815      5,000   SH    CALL  SOLE     NONE      5,000
GAP INC DEL                   COM            364760108     9,064    400,000   SH          SOLE     NONE    400,000
GOLDCORP INC NEW              COM            380956409    14,940    300,000   SH          SOLE     NONE    300,000
GRAPHIC PACKAGING HLDG CO     COM            388689101    24,932  4,600,000   SH          SOLE     NONE  4,600,000
INTERCLICK INC                COM NEW        458483203     1,410    200,000   SH          SOLE     NONE    200,000
ISHARES TR                    IBOXX INV CPBD 464287242    54,100      5,000   SH    PUT   SOLE     NONE      5,000
ISHARES TR                    RUSSELL 2000   464287655    84,170     10,000   SH    PUT   SOLE     NONE     10,000
ISHARES SILVER TRUST          ISHARES        46428Q109    12,870    350,000   SH          SOLE     NONE    350,000
ISHARES SILVER TRUST          ISHARES        46428Q109    36,770     10,000   SH    CALL  SOLE     NONE     10,000
LAWSON SOFTWARE INC NEW       COM            52078P102     3,630    300,000   SH          SOLE     NONE    300,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708    11,640    150,000   SH          SOLE     NONE    150,000
LIZ CLAIBORNE INC             COM            539320101    16,170  3,000,000   SH          SOLE     NONE  3,000,000
MERCER INTL INC               COM            588056101    22,605  1,668,300   SH          SOLE     NONE  1,668,300
MICROSOFT CORP                COM            594918104    12,695    500,000   SH          SOLE     NONE    500,000
MOTOROLA SOLUTIONS INC        COM NEW        620076307     8,938    200,000   SH          SOLE     NONE    200,000
MOTOROLA SOLUTIONS INC        COM NEW        620076307    22,345      5,000   SH    CALL  SOLE     NONE      5,000
NORDION INC                   COM            65563C105    14,775  1,250,000   SH          SOLE     NONE  1,250,000
PACER INTL INC TENN           COM            69373H106     4,725    900,000   SH          SOLE     NONE    900,000
PHOENIX COS INC NEW           COM            71902E109     2,720  1,000,000   SH          SOLE     NONE  1,000,000
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104    51,687      9,000   SH    PUT   SOLE     NONE      9,000
RENESOLA LTD                  SPONS ADS      75971T103    13,188  1,250,000   SH          SOLE     NONE  1,250,000
RITE AID CORP                 COM            767754104    19,256 18,166,135   SH          SOLE     NONE 18,166,135
SPDR S&P 500 ETF TR           TR UNIT        78462F103   119,331      9,000   SH    PUT   SOLE     NONE      9,000
SPDR GOLD TRUST               GOLD SHS       78463V107    13,986    100,000   SH          SOLE     NONE    100,000
SPDR GOLD TRUST               GOLD SHS       78463V107   104,895      7,500   SH    CALL  SOLE     NONE      7,500
SILVER STD RES INC            COM            82823L106     6,276    200,000   SH          SOLE     NONE    200,000
SONUS NETWORKS INC            COM            835916107     3,760  1,000,000   SH          SOLE     NONE  1,000,000
TALBOTS INC                   COM            874161102     6,040  1,000,000   SH          SOLE     NONE  1,000,000
TECUMSEH PRODS CO             CL A           878895200     2,141    213,685   SH          SOLE     NONE    213,685
TERRA NOVA RTY CORP           COM            88102D103     7,307    848,700   SH          SOLE     NONE    848,700
TIFFANY & CO NEW              COM            886547108    46,080      7,500   SH    CALL  SOLE     NONE      7,500
YRC WORLDWIDE INC             COM NEW        984249300     2,436     14,000   SH    PUT   SOLE     NONE     14,000